Financing Receivables	12 Months Ended
Dec. 31, 2021
Financing Receivables
Financing Receivables

NOTE L. FINANCING RECEIVABLES

Financing receivables primarily consist of client loan and installment payment receivables (loans) and investment in sales-type and direct financing leases (collectively referred to as client financing receivables) and commercial financing receivables. Loans are provided primarily to clients to finance the purchase of hardware, software and services. Payment terms on these financing arrangements are generally for terms up to seven years. Investment in sales-type and direct financing leases relate principally to the company’s Infrastructure products and are for terms ranging generally from two to six years. Commercial financing receivables, which consist of both held for investment and held for sale receivables, relate primarily to working capital financing for dealers and remarketers of IBM products. Payment terms for working capital financing generally range from 30 to 90 days.

A summary of the components of the company’s financing receivables is presented as follows:

($ in millions)
	Client Financing Receivables		Commercial Financing Receivables
	Client Loan and	Investment in
	Installment Payment	Sales-Type and
	Receivables/	Direct Financing	Held for	Held for
At December 31, 2021:	(Loans)	Leases	Investment	Sale	*	Total
Financing receivables, gross	$9,303	$3,336	$450	$793		$13,881
Unearned income	(353)	(223)	—	—		(576)
Residual value**	—	335	—	—		335
Amortized cost	$8,949	$3,448	$450	$793		$13,640
Allowance for credit losses	(131)	(64)	(6)	—		(201)
Total financing receivables, net	$8,818	$3,384	$444	$793		$13,439
Current portion	$5,371	$1,406	$444	$793		$8,014
Noncurrent portion	$3,447	$1,978	$—	$—		$5,425

($ in millions)
	Client Financing Receivables		Commercial Financing ReceivablesÈ
	Client Loan and	Investment in
	Installment Payment	Sales-Type and
	Receivables/	Direct Financing	Held for	Held for
At December 31, 2020:	(Loans)	Leases	Investment	Sale	*	Total
Financing receivables, gross	$12,159	$4,001	$2,036	$383		$18,580
Unearned income	(488)	(335)	0	—		(823)
Residual value**	—	485	—	—		485
Amortized cost	$11,671	$4,151	$2,036	$383		$18,242
Allowance for credit losses	(173)	(82)	(8)	—		(263)
Total financing receivables, net	$11,498	$4,069	$2,028	$383		$17,979
Current portion	$6,955	$1,525	$2,028	$383		$10,892
Noncurrent portion	$4,542	$2,544	$—	$—		$7,086

*	The carrying value of the receivables classified as held for sale approximates fair value.
**	Includes guaranteed and unguaranteed residual value.
È	Recast to conform to 2021 presentation.

The company has a long-standing practice of taking mitigation actions, in certain circumstances, to transfer credit risk to third parties. These actions may include credit insurance, financial guarantees, nonrecourse borrowings, transfers of receivables recorded as true sales in accordance with accounting guidance or sales of equipment under operating lease. Sale of receivables arrangements are also utilized in the normal course of business as part of the company’s cash and liquidity management.

Financing receivables pledged as collateral for nonrecourse borrowings were $408 million and $482 million at December 31, 2021 and 2020, respectively. These borrowings are included in note Q, “Borrowings.”

Transfer of Financial Assets

The company has entered into agreements with third-party financial institutions to sell certain of its client financing receivables, including both loan and lease receivables, for cash proceeds. In addition, on December 24, 2020, the company entered into an agreement with a third-party investor to sell up to $3.0 billion of IBM short-term commercial financing receivables, at any one time, on a revolving basis, starting in the U.S., and Canada in 2020, and expanding to other countries within Europe  and Asia Pacific in 2021, including Germany and the UK.

The following table presents the total amount of client and commercial financing receivables transferred:

($ in millions)
	2021	2020
Client financing receivables for the year ended December 31
Lease receivables	$819	$1,152
Loan receivables	2,224	1,410
Total client financing receivables transferred*	$3,043	$2,562
Commercial financing receivables
Receivables transferred for the year ended December 31	$7,359	$515
Receivables transferred and uncollected as of December 31**	1,653	510

*   More than half of the client financing receivables sold were classified as current assets at the time of sale.

**

Of the total amount of commercial financing receivables sold and derecognized from the Consolidated Balance Sheet, the amounts presented remained uncollected from business partners as of December 31, 2021 and 2020.

The transfer of these receivables qualified as true sales and therefore reduced financing receivables. The cash proceeds from the sales are included in cash flows from operating activities and the impacts to the Consolidated Income Statement, including fees and net gain or loss associated with the transfers of these receivables for the years ended December 31, 2021 and 2020 were not material.

Financing Receivables by Portfolio Segment

The following tables present the amortized cost basis for client financing receivables at December 31, 2021 and 2020, further segmented by three classes: Americas, Europe/Middle East/Africa (EMEA) and Asia Pacific. The commercial financing receivables portfolio segment is excluded from the tables in the sections below as the receivables are short term in nature and the current estimated risk of loss and resulting impact to the company’s financial results are not material.

($ in millions)
At December 31, 2021:	Americas	EMEA	Asia Pacific	Total
Amortized cost	$6,573	$3,793	$2,031	$12,397
Allowance for credit losses
Beginning balance at January 1, 2021	$141	$77	$37	$255
Write-offs	(8)	(2)	(7)	(17)
Recoveries	0	0	1	1
Additions/(releases)	(19)	(11)	(7)	(38)
Other*	(3)	(3)	0	(7)
Ending balance at December 31, 2021	$111	$61	$23	$195

* Primarily represents translation adjustments.

($ in millions)
At December 31, 2020:	Americas	EMEA	Asia Pacific	Total
Amortized cost	$7,758	$5,023	$3,042	$15,822
Allowance for credit losses
Beginning balance at January 1, 2020	142	69	41	252
Write-offs	(28)	(3)	(3)	(34)
Recoveries	0	0	2	3
Additions/(releases)	33	5	(4)	34
Other*	(6)	6	1	1
Ending balance at December 31, 2020	$141	$77	$37	$255

* Primarily represents translation adjustments.

When determining the allowances, financing receivables are evaluated either on an individual or a collective basis. For the company’s policy on determining allowances for credit losses, refer to note A, “Significant Accounting Policies.”

Past Due Financing Receivables

The company summarizes information about the amortized cost basis for client financing receivables, including amortized cost aged over 90 days and still accruing, billed invoices aged over 90 days and still accruing, and amortized cost not accruing.

($ in millions)
				Amortized		Billed	Amortized
	Total	Amortized		Cost		Invoices	Cost
	Amortized	Cost		> 90 Days and		> 90 Days and	Not
At December 31, 2021:	Cost	> 90 Days	(1)	Accruing	(1)	Accruing	Accruing	(2)
Americas	$6,573	$188		$100		$6	$90
EMEA	3,793	99		7		2	95
Asia Pacific	2,031	25		5		2	20
Total client financing receivables	$12,397	$312		$112		$10	$205

($ in millions)
				Amortized		Billed	Amortized
	Total	Amortized		Cost		Invoices	Cost
	Amortized	Cost		> 90 Days and		> 90 Days and	Not
At December 31, 2020:	Cost	> 90 Days	(1)	Accruing	(1)	Accruing	Accruing	(2)
Americas	$7,758	$295		$200		$12	$96
EMEA	5,023	119		28		5	95
Asia Pacific	3,042	42		12		4	32
Total client financing receivables	$15,822	$456		$241		$20	$223

(1)	At a contract level, which includes total billed and unbilled amounts for financing receivables aged greater than 90 days.
(2)	Of the amortized cost not accruing, there was a related allowance of $153 million and $178 million at December 31, 2021 and 2020, respectively. Financing income recognized on these receivables was immaterial for the years ended December 31, 2021 and 2020, respectively.

Credit Quality Indicators

The company’s credit quality indicators, which are based on rating agency data, publicly available information and information provided by customers, are reviewed periodically based on the relative level of risk. The resulting indicators are a numerical rating system that maps to Moody’s Investors Service credit ratings as shown below. The company uses information provided by Moody’s, where available, as one of many inputs in its determination of customer credit ratings. The credit quality of the customer is evaluated based on these indicators and is assigned the same risk rating whether the receivable is a lease or a loan.

The following tables present the amortized cost basis for client financing receivables by credit quality indicator at December 31, 2021 and 2020, respectively. Receivables with a credit quality indicator ranging from Aaa to Baa3 are considered investment grade. All others are considered non-investment grade. The credit quality indicators reflect mitigating credit enhancement actions taken by customers which reduce the risk to IBM.

($ in millions)
	Americas		EMEA		Asia Pacific
At December 31, 2021:	Aaa - Baa3	Ba1 - D	Aaa - Baa3	Ba1 - D	Aaa - Baa3	Ba1 - D
Vintage year
2021	$2,556	$1,147	$1,181	$778	$565	$226
2020	1,013	392	506	342	381	86
2019	544	236	287	291	297	51
2018	338	117	189	85	211	64
2017	108	50	15	52	74	17
2016 and prior	20	53	21	46	38	20
Total	$4,579	$1,994	$2,198	$1,595	$1,567	$464

($ in millions)
	Americas		EMEA		Asia Pacific
At December 31, 2020:	Aaa - Baa3	Ba1 - D	Aaa - Baa3	Ba1 - D	Aaa - Baa3	Ba1 - D
Vintage year
2020	$2,818	$1,449	$1,513	$1,427	$958	$351
2019	988	623	668	519	564	123
2018	829	360	329	245	419	167
2017	285	154	70	128	205	52
2016	90	52	33	46	114	33
2015 and prior	28	81	22	22	38	18
Total	$5,038	$2,720	$2,635	$2,387	$2,298	$743

Troubled Debt Restructurings

The company did not have any significant troubled debt restructurings for the years ended December 31, 2021 and 2020.